Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2021
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2021
Prospectus Date	rr_ProspectusDate	Dec. 07, 2021
Sterling Capital Diverse Multi-Manager Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sterling Capital Diverse Multi-Manager Active ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Sterling Capital Diverse Multi-Manager Active ETF (the “Fund”) seeks long-term capital appreciation through strategies managed by sub-advisers that are majority diverse-owned (i.e., greater than 50 percent owned and/or controlled by persons of designated diverse backgrounds, including women, racial minorities, LGBTQ+ individuals, veterans, and disabled individuals).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in funds. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by. large-cap or mid-cap companies. The Fund considers large capitalization companies to be those companies within the market capitalization range of the companies comprising the Russell 1000 Index (as of the index’s most recent reconstitution) and mid-capitalization companies to be those companies within the market capitalization range of companies comprising the Russell Midcap Index, a subset of the Russell 1000 Index. The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and, to a lesser extent, American Depositary Receipts, which are deemed as foreign securities.

The Fund utilizes a multi-manager approach to provide exposure to an actively managed U.S. large-cap value strategy, an actively managed U.S. large-cap growth strategy, and an actively managed U.S. mid-cap core strategy. Each strategy reflects a separate sleeve of the Fund’s portfolio. Value strategies generally exhibit below market average valuations such as price-to-earnings ratio, growth strategies generally exhibit above market average earnings and revenue growth rates, and core strategies generally exhibit a balance of value and growth characteristics.

The adviser, Sterling Capital Management LLC (the “Adviser”) oversees investment sub-advisers, each of which provide investment recommendations generated by their respective model portfolios to the Adviser regarding the selection and allocation of the securities in the respective strategy under its management. The Adviser provides the day-to-day management of the Fund and determines each sub-adviser’s model portfolio weighting within the Fund through its asset allocation process. The Adviser selects the portfolio securities that the Fund buys and sells after reviewing each sub-adviser’s model recommendations.

The Adviser has evaluated and selected investment sub-advisers that are majority diverse-owned (i.e., greater than 50 percent owned and/or controlled by persons of designated diverse backgrounds, including women, racial minorities, LGBTQ+ individuals, veterans, and disabled individuals). Boston Common Asset Management LLC (“Boston Common”) is the sub-adviser for the actively managed U.S. large-cap value strategy and is a majority women-owned firm. GQG Partners LLC (“GQG”) is the sub-adviser for the actively managed large-cap growth strategy and is a majority Asian-owned firm. EARNEST Partners LLC (“EARNEST”) is the sub-adviser for the actively managed U.S. mid-cap core strategy and a majority African-American owned firm. The Adviser is not diverse-owned.

Boston Common integrates both financial and Environmental, Social and Governance (“ESG”) analysis into the investment process to identify companies that have not taken on large amounts of debt, or have experienced volatile operating performance that casts doubt on their future profitability along with a strong commitment to ESG principles. Boston Common identifies not only individual companies that provide the most opportunity, but by extension the most attractive sectors and industries available in markets. Boston Common subscribes to statistical databases and information services to monitor market developments, reviews research reports from financial analysts to understand the market’s expectations, and analyzes macroeconomic information, industry and company coverage and business news. Based on this array of sources, Boston Common forms an outlook for each company under consideration.

GQG uses a proprietary quantitative scoring and ranking system to identify companies that have quality attributes such as stable financials, a solid balance sheet, and high levels of profitability. GQG engages in due diligence of each company identified to understand characteristics like its key drivers of success, barriers to entry, sustainability in the industry, effectiveness of management, regulatory risks and end-consumer behavior. GQG looks for companies whose shares are selling at a discount to GQG’s calculation of its intrinsic value.

EARNEST uses a screen called Return Pattern Recognition®. Return Pattern Recognition® identifies companies that exhibit financial characteristics that have historically been linked with positive excess returns versus the benchmark. EARNEST engages in due diligence of each company on the resulting list and the members of EARNEST’s investment team votes on each candidate.

Tactical allocations to each sub-adviser’s recommended model portfolio, including which securities in the model and the weightings to such securities, is determined by using the Adviser’s own quantitative models that are tested in-depth to identify factors that have been consistently predictive of historical asset class returns and to avoid emotional and cognitive biases. The Adviser considers its models’ one-year forward asset class return forecasts to determine tactical portfolio asset class weights with an emphasis on limiting any risk associated with significantly departing from each segment’s weighting within the benchmark. The Adviser makes asset allocation decisions depending on the attractiveness of the investment opportunity while seeking to such risk to reasonable levels. The Adviser typically makes tactical adjustments to the Fund’s asset allocation positioning on a quarterly basis.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

ADRs Risk: Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

Active Management Risk: A portfolio manager’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ESG Risk: An ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. An ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

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Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●

Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●

Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

o

In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

o

The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

o

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

o

In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Investment Style Risk: There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk: The Fund is a new ETF with a limited history of operations for investors to evaluate.

Management Risk: There is a risk that an investment technique used by the Fund’s portfolio managers may fail to produce the intended result.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Mid-Capitalization Companies Risk: The earnings and prospects of mid-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid-capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

Value Investing Risk: The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 637-7798
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapital.com/etf
Sterling Capital Diverse Multi-Manager Active ETF | Sterling Capital Diverse Multi-Manager Active ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEIF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208

[1]	The Fund’s adviser, Sterling Capital Management LLC, has agreed to pay all expenses incurred by the Trust except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.